Commitments and Contingencies (Details)														1 Months Ended													12 Months Ended
	Feb. 22, 2023 USD ($)	Apr. 27, 2022 USD ($)	Apr. 07, 2022	Feb. 24, 2022 USD ($)	Nov. 02, 2021 USD ($)	Nov. 02, 2021 EUR (€)	Sep. 20, 2021 USD ($)	Sep. 01, 2021 USD ($)	Jul. 01, 2020	Mar. 14, 2019 USD ($)	May 13, 2018 USD ($)	Apr. 27, 2002 USD ($)	Apr. 27, 2002 EUR (€)	Nov. 22, 2021	Nov. 17, 2021	Aug. 27, 2021 USD ($) shares	Apr. 29, 2021 USD ($)	Mar. 30, 2021 shares	Feb. 25, 2021 USD ($)	Feb. 17, 2020 EUR (€)	Sep. 27, 2019 USD ($)	Sep. 27, 2019 EUR (€)	Feb. 26, 2019 USD ($)	Sep. 18, 2018	Aug. 20, 2018 shares	Jul. 25, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 28, 2022	Dec. 31, 2021 EUR (€)	Nov. 02, 2021 EUR (€)	Oct. 29, 2021 USD ($)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 GBP (£)	Jan. 01, 2020 USD ($)	May 08, 2018 USD ($)
Commitments and Contingencies (Details) [Line Items]
Compensatory damages in excess								$ 11,286,570
Legal expenses																											$ 125,255
Principal amount				$ 371,178
Additional amount				$ 300,000
Interest accruing																											6,776,686
Commitments combined amount																											3,178,025	$ 4,395,000
Additional sum of amount																											2,721,036
Settlement paying amount							$ 2
Research and development expenses																											$ 0			$ 443,151
Agreement period															1 year												20 years	20 years	20 years	2 years	2 years
Payment of first milestone																																					$ 97,900	£ 70,546
Research and development expenses																											$ 271,931		€ 223,394		€ 152,848
Prepaid balances | €																																€ 11,756
Past patent costs					$ 66,223																														€ 49,207
Initial License fee					13,458	€ 10,000
Annual maintenance fee					4,037	€ 3,000
Research and development expenses																											240,731			$ 2,947,536
Common shares (in Shares) | shares																									450,000
Rent (in Euro) | €																				€ 0
Percentage of consultant bonus																		50.00%
Shares issues (in Shares) | shares																3,077		5,035
Financing transaction of agreement																$ 15,000,000
Consultant fee (in Euro) | €													€ 23,000
Accrued fees (in Euro) | €													4,000
Payable Fees (in Euro) | €													€ 19,000
Accrued amount												$ 15,000,000
Restricted common stock value																	$ 50,000
Shares of license agreement					$ 272
Initial term of agreement	3 years
Consulting services payable																											60,000
One-time payment																											$ 43,750
Additional consideration agreement, description																			As additional consideration for the CEO agreeing to enter into the agreement, the Company awarded him options to purchase 70,000 shares of the Company’s common stock, which have a term of 10 years, and an exercise price of $88.60 per share (the closing sales price on the date the board of directors approved the grant (February 26, 2021)). The options as subject to the Company’s 2020 Omnibus Incentive Plan and vest at the rate of (a) 1/5th of such options on the grant date; and (b) 4/5th of such options vesting ratably on a monthly basis over the following 36 months on the last day of each calendar month; provided, however, that such options vest immediately upon the CEO’s death or disability, termination without cause or a termination by the CEO for good reason (as defined in the agreement), a change in control of the Company or upon a sale of the Company.
Salary available to paid bonus																											45.00%	45.00%	45.00%
Accrued Bonus																											$ 313,875			205,500
Pecentage of salary			3.00%
Percentage of accrual salary		20.00%	20.00%
Accrued bonus payable		$ 221,000																									139,500
Common stock to EarlyBird valued																											$ 79
Percentage of targeted amount																											50.00%					50.00%
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement period															1 year
Related party transaction, description																											On February 22, 2021, the Company entered into a consultancy agreement (as amended, the “Consulting Agreement”) with a related party, Prof. Jagdeep Nanchahal (the “Consultant”). The Consulting Agreement was effective December 1, 2020. Pursuant to the Consulting Agreement, the Company agreed to pay the Consultant 15,000 British Pounds (GBP) per month (approximately $20,800) during the term of the agreement, increasing to 23,000 GBP per month (approximately $32,000) on the date (a) of publication of the data from the phase 2b clinical trial for Dupuytren’s Contracture (RIDD) and (b) the date that the Company has successfully raised over $15 million in capital. The Company also agreed to pay the Consultant the following bonus amounts: ● the sum of £100,000 (approximately $138,000) upon submission of the Dupuytren’s Contracture clinical trial data for publication in a peer-reviewed journal (“Bonus 1”); ● the sum of £434,673 GBP (approximately $605,000) (“Bonus 2”), which is earned and payable upon the Company raising a minimum of $15 million in additional funding, through the sale of debt or equity, after December 1, 2020 (the “Vesting Date”). Bonus 2 is payable within 30 days of the Vesting Date and shall not be accrued, due or payable prior to the Vesting Date. Bonus 2 is payable, at the election of the Consultant, at least 50% (fifty percent) in shares of the Company’s common stock, at the lower of (i) $60.00 per share, or (ii) the trading price on the date of the grant, with the remainder paid in GBP; ● the sum of £5,000 (approximately $7,000) on enrollment of the first patient to the phase 2 frozen shoulder trial (“Bonus 3”); and ● the sum of £5,000 (approximately $7,000) for enrollment of the first patient to the phase 2 delirium/POCD trial (“Bonus 4”).	On February 22, 2021, the Company entered into a consultancy agreement (as amended, the “Consulting Agreement”) with a related party, Prof. Jagdeep Nanchahal (the “Consultant”). The Consulting Agreement was effective December 1, 2020. Pursuant to the Consulting Agreement, the Company agreed to pay the Consultant 15,000 British Pounds (GBP) per month (approximately $20,800) during the term of the agreement, increasing to 23,000 GBP per month (approximately $32,000) on the date (a) of publication of the data from the phase 2b clinical trial for Dupuytren’s Contracture (RIDD) and (b) the date that the Company has successfully raised over $15 million in capital. The Company also agreed to pay the Consultant the following bonus amounts: ● the sum of £100,000 (approximately $138,000) upon submission of the Dupuytren’s Contracture clinical trial data for publication in a peer-reviewed journal (“Bonus 1”); ● the sum of £434,673 GBP (approximately $605,000) (“Bonus 2”), which is earned and payable upon the Company raising a minimum of $15 million in additional funding, through the sale of debt or equity, after December 1, 2020 (the “Vesting Date”). Bonus 2 is payable within 30 days of the Vesting Date and shall not be accrued, due or payable prior to the Vesting Date. Bonus 2 is payable, at the election of the Consultant, at least 50% (fifty percent) in shares of the Company’s common stock, at the lower of (i) $60.00 per share, or (ii) the trading price on the date of the grant, with the remainder paid in GBP; ● the sum of £5,000 (approximately $7,000) on enrollment of the first patient to the phase 2 frozen shoulder trial (“Bonus 3”); and ● the sum of £5,000 (approximately $7,000) for enrollment of the first patient to the phase 2 delirium/POCD trial (“Bonus 4”).	On February 22, 2021, the Company entered into a consultancy agreement (as amended, the “Consulting Agreement”) with a related party, Prof. Jagdeep Nanchahal (the “Consultant”). The Consulting Agreement was effective December 1, 2020. Pursuant to the Consulting Agreement, the Company agreed to pay the Consultant 15,000 British Pounds (GBP) per month (approximately $20,800) during the term of the agreement, increasing to 23,000 GBP per month (approximately $32,000) on the date (a) of publication of the data from the phase 2b clinical trial for Dupuytren’s Contracture (RIDD) and (b) the date that the Company has successfully raised over $15 million in capital. The Company also agreed to pay the Consultant the following bonus amounts: ● the sum of £100,000 (approximately $138,000) upon submission of the Dupuytren’s Contracture clinical trial data for publication in a peer-reviewed journal (“Bonus 1”); ● the sum of £434,673 GBP (approximately $605,000) (“Bonus 2”), which is earned and payable upon the Company raising a minimum of $15 million in additional funding, through the sale of debt or equity, after December 1, 2020 (the “Vesting Date”). Bonus 2 is payable within 30 days of the Vesting Date and shall not be accrued, due or payable prior to the Vesting Date. Bonus 2 is payable, at the election of the Consultant, at least 50% (fifty percent) in shares of the Company’s common stock, at the lower of (i) $60.00 per share, or (ii) the trading price on the date of the grant, with the remainder paid in GBP; ● the sum of £5,000 (approximately $7,000) on enrollment of the first patient to the phase 2 frozen shoulder trial (“Bonus 3”); and ● the sum of £5,000 (approximately $7,000) for enrollment of the first patient to the phase 2 delirium/POCD trial (“Bonus 4”).
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Issued and outstanding shares																											5.00%	5.00%	5.00%
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Compensation amount	$ 10,000
Yissum [Member]
Commitments and Contingencies (Details) [Line Items]
Related party transaction, description																											The Company shall pay Yissum the following amounts in connection with the achievement of the following milestones: ●Submission of the first Investigational New Drug application: $75,000 ●Dosing of first patient in phase II trial: $100,000 ●Dosing of first patient in phase Ill trial: $150,000 ●Upon first market authorization/clearance: $150,000 ●Upon second market authorization/clearance: $75,000 ●For every $250,000,000.00 US in accumulated Net Sales of the Product until $1,000,000,000.00 US in sales: $250,000 Upon the commercialization of the license, the Company shall pay Yissum a royalty equal to 3% of the first aggregate $500,000,000 of annual net sales and 5% thereafter. As of December 31, 2022 and 2021, the Company had no balances in either accounts payable and accrued expenses, respectively, relating to the Additional Yissum Agreement. During the years ended December 31, 2022 and 2021, the Company recorded $0 and $246,753, respectively, of research and development expenses.	The Company shall pay Yissum the following amounts in connection with the achievement of the following milestones: ●Submission of the first Investigational New Drug application: $75,000 ●Dosing of first patient in phase II trial: $100,000 ●Dosing of first patient in phase Ill trial: $150,000 ●Upon first market authorization/clearance: $150,000 ●Upon second market authorization/clearance: $75,000 ●For every $250,000,000.00 US in accumulated Net Sales of the Product until $1,000,000,000.00 US in sales: $250,000 Upon the commercialization of the license, the Company shall pay Yissum a royalty equal to 3% of the first aggregate $500,000,000 of annual net sales and 5% thereafter. As of December 31, 2022 and 2021, the Company had no balances in either accounts payable and accrued expenses, respectively, relating to the Additional Yissum Agreement. During the years ended December 31, 2022 and 2021, the Company recorded $0 and $246,753, respectively, of research and development expenses.	The Company shall pay Yissum the following amounts in connection with the achievement of the following milestones: ●Submission of the first Investigational New Drug application: $75,000 ●Dosing of first patient in phase II trial: $100,000 ●Dosing of first patient in phase Ill trial: $150,000 ●Upon first market authorization/clearance: $150,000 ●Upon second market authorization/clearance: $75,000 ●For every $250,000,000.00 US in accumulated Net Sales of the Product until $1,000,000,000.00 US in sales: $250,000 Upon the commercialization of the license, the Company shall pay Yissum a royalty equal to 3% of the first aggregate $500,000,000 of annual net sales and 5% thereafter. As of December 31, 2022 and 2021, the Company had no balances in either accounts payable and accrued expenses, respectively, relating to the Additional Yissum Agreement. During the years ended December 31, 2022 and 2021, the Company recorded $0 and $246,753, respectively, of research and development expenses.
ReFormation [Member]
Commitments and Contingencies (Details) [Line Items]
Related party transaction, description									On July 1, 2020, the Company entered into an amended agreement with ReFormation Pharmaceuticals, Corp. (“ReFormation”) and 360 Life Sciences Corp. (“360”), whereby 360 has entered into an agreement to acquire 100% ownership of ReFormation, on or before July 31, 2020 (“Closing Date”). The Company shares officers and directors with each of ReFormation and 360. Upon the Closing Date, 360 will make tranche payments in tranches to 180 LP in the aggregate amount of $300,000. The parties agree that the obligations will be paid by 360 to 180 LP by payments of $100,000 for every $1,000,000 raised through the financing activities of 360, up to a total of $300,000, however, not less than 10% of all net financing proceeds received by 360 shall be put towards the obligation to the Company until paid in full. This transaction closed on July 31, 2020.
Fifth Oxford Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Research and development expenses																														210,215
Prepaid balances																											$ 14,233			80,852				€ 58,788
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
CEOs annual base salary																			$ 450,000
Percentage of automatic annual salary increase																			5.00%
Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Additional consideration agreement, description																			As additional consideration for the CFO agreeing to enter into the agreement, the Company awarded him options to purchase 9,000 shares of the Company’s common stock, which have a term of 10 years, and an exercise price of $88.60 per share (the closing sales price on the date the board of directors approved the grant (February 26, 2021)). The options are subject to the Company’s 2020 Omnibus Incentive Plan and vest at the rate of (a) 1/5th of such options upon the grant date; and (b) 4/5th of such options vesting ratably on a monthly basis over the following 36 months on the last day of each calendar month; provided, however, that such options vest immediately upon the CFO’s death or disability, termination without cause or a termination by the CFO for good reason (as defined in the agreement), a change in control of the Company or upon a sale of the Company.
Annual base salary																			$ 300,000
Percentage of salary available to paid bonus																											30.00%					30.00%
Accrued bonus payable																											$ 90,000
Chief Operating Officer/Chief Business Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Pecentage of salary		3.00%
Initial salary																																				$ 390,000
Initial salary subject to increase completion																																				10,000
Salary financing																																				$ 50,000,000
Percentage of start day anniversary																																				5.00%
Oxford University Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement period																											2 years	2 years	2 years
Petcanna Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Related party transaction, description																									Pursuant to the terms of the Sub-license Agreement, the Company has granted a sub-license on the Licensed Patents to pursue development and commercialization for the treatment of any and all veterinary conditions. In consideration, Petcanna will (a) issue 450,000 common shares of its share capital (the “Petcanna Shares”) 30 days after the effective date; and (b) pay royalties of 1% of net sales. The Company will be issued 85% and Yissum will be issued 15% of the 450,000 common shares of the Petcanna subsidiary.
Yissum [Member] | CBR [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting commitments, description											Royalties will be payable to Yissum if sales of any products which use, exploit or incorporate technology covered by the Licensed Patents (“Net Sales”) are US $500,000,000 or greater, calculated at 3% for the first annual $500,000,000 of Net Sales and at 5% of Net Sales thereafter. Pursuant to the Yissum Agreement, if Yissum achieves the following milestones, CBR Pharma will be obligated to make the following payments: i) $75,000 for successful point of care in animals; ii) $75,000 for submission of the first investigational new drug testing; iii) $100,000 for commencement of one phase I/II trial; iv) $150,000 for commencement of one phase III trial; v) $100,000 for each product market authorization/clearance (maximum of $500,000); and vi) $250,000 for every $250,000,000 in accumulated sales of the product until $1,000,000,000 in sales is achieved.
Consultants amount											$ 100,000
First amendment company paid																																							$ 200,000
Additional consulting percentage																																							35.00%
Non-refundable license fees																											$ 70,000
Aggregate fees																											398,250
Annual license maintenance fee																											25,000
Stanford [Member]
Commitments and Contingencies (Details) [Line Items]
Related party transaction, description																										Furthermore, the Company will be obligated to make the following milestone payments: i) $100,000 upon initiation of Phase II trial, ii) $500,000 upon the first U.S. Food and Drug Administration approval of a product (the “Licensed Product”) resulting from the Licensed Patents; and iii) $250,000 upon each new Licensed Product thereafter. The Stanford License Agreement is cancellable by the Company with 30 days’ notice. Royalties, calculated at 2.5% of 95% of net product sales, will be payable to Stanford. Also, the Company will reimburse Stanford for patent expenses as per the agreement. The Company paid Stanford $20,000 for the annual license maintenance fee that was recorded to prepaid expenses and is being expensed on a straight-line basis over 12 months, which had a zero balance as of December 31, 2021. During the years ended December 31, 2022 and 2021, the Company recorded patent and license fees of $69,278 and $78,245, respectively, related to the Stanford License Agreement, which is included in general and administrative expenses on the accompanying statements of operations and comprehensive loss.
Stanford [Member] | Katexco [Member]
Commitments and Contingencies (Details) [Line Items]
Option payment																																								$ 10,000
license maintenance fee																										$ 20,000
Anniversaries amount																										$ 40,000
Shares issues (in Shares) | shares																		1,886
Percentage of consultant additional bonus																		19.00%
Oxford [Member] | CBR [Member]
Commitments and Contingencies (Details) [Line Items]
Related party transaction, description																								On September 18, 2020, CBR Pharma entered into a 3 year research and development agreement (the “3 Year Oxford Agreement”) with Oxford to research and investigate the mechanisms underlying fibrosis in exchange for aggregate consideration of $1,085,738 (£795,468), of which $109,192 (£80,000) is to be paid 30 days after the project start date and the remaining amount is to be paid in four equal installments of $244,136 (£178,867) on the six month anniversary and each of the annual anniversaries of the project start date. The agreement can be terminated by either party upon written notice or if the Company remains in default on any payments due under this agreement for more than 30 days. During the year ended December 31, 2022 and 2021, the Company recognized $322,767 (£265,156) and $364,673 (£264,938), respectively, of research and development expenses in connection with the 3 Year Oxford Agreement. On September 21, 2020, CBR Pharma entered into a 2 year research and development agreement (the “2 Year Oxford Agreement”) with Oxford University for the clinical development of cannabinoid drugs for the treatment of inflammatory diseases in exchange for aggregate consideration of $625,124 (£458,000), of which $138,917 (£101,778) is to be paid 30 days after the project start date and the remaining amount is to be paid every 6 months after the project start date in 4 installments, whereby $138,917 (£101,778) is to be paid in the first 3 installments and $69,456 (£50,888) is to be paid as the final installment. The agreement can be terminated by either party upon written notice or if the Company remains in default on any payments due under this agreement for more than 30 days. During the years ended December 31, 2022 and 2021, the Company recognized $123,891 (£101,778) and $139,977 (£101,778) of research and development expenses, respectively, in connection with the 2 Year Oxford Agreement, which is reflected within accrued expenses on the accompanying consolidated balance sheet.
Evotec [Member] | Katexco [Member]
Commitments and Contingencies (Details) [Line Items]
Research and development expenses																											10,581
Kennedy [Member] | LP [Member]
Commitments and Contingencies (Details) [Line Items]
Related party transaction, description														(i) 1% of the net sales for the first annual GBP £1 million (USD $1,283,400) of net sales, and (ii) 2% of the net sales after the net sales are at or in excess of GBP £1 million, as well as 25% of all sublicense revenue, provided that the amount of such percentage of sublicense revenue based on amounts which constitute royalties shall not be less than 1% on the first cumulative GBP £1 million of net sales of the products sold by such sublicenses or their affiliates, and 2% on that portion of the cumulative net sales of the products sold by such sublicenses or their affiliates in excess of GBP £1 million.The term of the royalties paid by the Company to Kennedy will expire on the later of (i) the last valid claim of a patent included in the Kennedy Licensed Patents which covers or claims the exploitation of a product in the applicable country; (ii) the expiration of regulatory exclusivity for the product in the country; or (iii) 10 years from the first commercial sale of the product in the country. The Kennedy License Agreement may be terminated without cause by providing a 90-day notice.
Upfront fee paid for intangible assets																					$ 74,000	€ 60,000
Pharmaceutical [Member] | LP [Member]
Commitments and Contingencies (Details) [Line Items]
Negotiation provide																							$ 1,200,000
Research agreement										$ 1,200,000
Phamaceutical agreement										900,000
One year agreement										$ 300,000
Bad debt expense																														$ 300,000
EarlyBird Finder’s Fee [Member] | KBL [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash payable																																	35000.00%
Cash payments																											$ 13,750
Common stock term																											10 years	10 years	10 years